Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
CRAWFORD DIVIDEND GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is total return. Total return is comprised of both capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Expense Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks of large capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. Crawford Investment Counsel, Inc. (the “Adviser”) utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The Adviser seeks high quality companies with strong balance sheets, predictable earnings and cash flow growth, and a history of dividend growth. The Adviser’s goal is to identify companies that the Adviser believes have market prices that do not reflect their true values and that have above-average total return potential.

The Adviser’s investment discipline is value-oriented and emphasizes fundamental research and long-term decision making. When selecting portfolio companies, the Adviser’s research process starts with a universe of companies that have at least a ten-year history of paying and/or growing dividends. The Adviser then selects a portfolio of companies that it believes are undervalued and present an attractive trade-off between risk and return. The Adviser seeks to buy high quality securities at attractive valuations and to identify a catalyst that is expected to produce attractive returns.

Under normal circumstances, the Fund invests at least 80% of its assets in securities of companies that pay regular dividends. The Fund may invest in equity securities of foreign issuers, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. The Fund may also invest in equity real estate investment trusts (“REITs”).

The Fund may at times overweight certain economic sectors in comparison to its benchmark because the Adviser seeks the best investment opportunities regardless of sector. The Adviser generally purchases securities for the long-term. As a result, the Adviser believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Adviser deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

		The Fund may sell a security when the Adviser believes that the company’s fundamentals have deteriorated, if the company decreases its dividends, or if the stock has become overvalued in the opinion of the Adviser. The Fund also may sell a security when the Adviser believes that a better investment opportunity is present.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline sharply in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  Value Investing Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values.
  Dividend Risk. Changes to the dividend policies of companies in which the Fund invests and the capital resources available for dividend payment at such companies may harm Fund performance. The Fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends.
  Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
  Management Risk. The Adviser’s value-oriented approach may fail to produce the intended results.
  Foreign Securities Risk. Investing in foreign securities may involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.
  Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.
  Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Fund’s Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the values of the Fund’s foreign securities are subject to the risk of adverse changes in currency exchange rates.
  Sector Risk. To the extent that the Fund focuses in one or more industries or sectors, factors negatively affecting those industries or sectors could cause significant losses to the Fund.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.
  Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Class I shares. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Class I shares. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 431-1716
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crawfordinvestmentfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	4th Quarter, 2011, 12.70%
Worst Quarter:	4th Quarter, 2008, (20.78)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

		After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for Class I shares only and will vary for other classes. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if taxes and fees were deducted, the actual returns of the index would be lower).

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestmentfunds.com.
CRAWFORD DIVIDEND GROWTH FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	581
10 Years	rr_ExpenseExampleYear10	$ 1,298
2008	rr_AnnualReturn2008	(28.60%)
2009	rr_AnnualReturn2009	17.37%
2010	rr_AnnualReturn2010	14.01%
2011	rr_AnnualReturn2011	(0.31%)
2012	rr_AnnualReturn2012	11.25%
2013	rr_AnnualReturn2013	27.26%
2014	rr_AnnualReturn2014	8.11%
2015	rr_AnnualReturn2015	(6.86%)
2016	rr_AnnualReturn2016	15.76%
2017	rr_AnnualReturn2017	14.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.78%)
One Year	rr_AverageAnnualReturnYear01	14.08%
Five Years	rr_AverageAnnualReturnYear05	11.10%
Ten Years	rr_AverageAnnualReturnYear10	6.01%
CRAWFORD DIVIDEND GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.98%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is eliminated after one year. The charge is based on the original purchase price or redemption proceeds, whichever is lower.
1 Year	rr_ExpenseExampleYear01	$ 301
3 Years	rr_ExpenseExampleYear03	640
5 Years	rr_ExpenseExampleYear05	1,105
10 Years	rr_ExpenseExampleYear10	2,393
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,105
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,393
One Year	rr_AverageAnnualReturnYear01	12.95%
Five Years	rr_AverageAnnualReturnYear05	9.99%
Ten Years	rr_AverageAnnualReturnYear10	4.98%
CRAWFORD DIVIDEND GROWTH FUND | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.24%
Five Years	rr_AverageAnnualReturnYear05	8.40%
Ten Years	rr_AverageAnnualReturnYear10	4.45%
CRAWFORD DIVIDEND GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.46%
Five Years	rr_AverageAnnualReturnYear05	8.38%
Ten Years	rr_AverageAnnualReturnYear10	4.60%
CRAWFORD DIVIDEND GROWTH FUND | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.66%
Five Years	rr_AverageAnnualReturnYear05	14.04%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
CRAWFORD DIVIDEND GROWTH FUND | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.83%
Five Years	rr_AverageAnnualReturnYear05	15.79%
Ten Years	rr_AverageAnnualReturnYear10	8.50%

[1]	The Fund’s Adviser has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.98% through April 30, 2019. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement is subject to recoupment by the Adviser in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement, whichever is less.
[2]	This charge is eliminated after one year. The charge is based on the original purchase price or redemption proceeds, whichever is lower.